Stockholders' Deficiency (Details Narrative) (10-K) - USD ($)			3 Months Ended	6 Months Ended	12 Months Ended
	Feb. 21, 2017	Dec. 28, 2016	Mar. 31, 2018	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Apr. 10, 2019	Apr. 09, 2019	Feb. 22, 2017
Authorized shares capital					495,000,000		30,000,000	500,000,000	495,000,000
Common stock, par value					$ 0.001	$ 0.001
Preferred stock, shares authorized					5,000,000	5,000,000			5,000,000
Preferred stock, par value					$ 0.001	$ 0.001
Reverse stock split					1 for 30 reverse stock split
Reverse stock split, shares					68,976,690
Conversion of stock shares converted					2,299,223
Number of shares issued
Debt instrument convertible debt			$ 8,305		$ 8,305	$ 308,582
Derivative liability					461,539	347,700
Additional Paid-In Capital [Member]
Debt instrument convertible debt			7,437		7,437	301,871
Derivative liability						$ 596
June 2016 Note [Member]
Debt instrument convertible debt					$ 7,709
Debt converted into shares of common stock					868,181
Debt conversion price per share					$ 0.00888
Minimum [Member]
Authorized shares capital									125,000,000
Maximum [Member]
Authorized shares capital									500,000,000
Series A Preferred Stock [Member]
Preferred stock, shares authorized				5,000,000	5,000,000
Preferred stock, par value				$ 0.001	$ 0.001
Preferred stock, shares designated		1,000							1,000
Preferred stock voting rights		Each share of Series A Preferred Stock entitles the holder to 50,000 votes on all matters submitted to a vote of the Company's stockholders. In the event that such votes do not total at least 51% of all votes, then the votes cast by the holders of the Series A Preferred Stock shall be equal to 51% of all votes cast at any meeting of the Company's stockholders or any issue put to the stockholders for voting.
Debt instrument convertible debt
Debt converted into shares of common stock
Series A Preferred Stock [Member] | Investment Agreement [Member] | Stewart Garner [Member]
Preferred stock, par value	$ 0.001
Number of preferred stock shares sold during the period	1,000
Preferred stock purchase price per share	$ 0.10
Number of preferred stock sold during the period	$ 100